Accounting for eRapa and CPRIT grant (Tables)	6 Months Ended
Jun. 30, 2024
Accounting For Erapa And Cprit Grant
Schedule of relation the FAP

Prepayments	£1.2 million
Deferred revenue	£0.1 million